Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

iShares®

iShares Trust

Supplement dated March 20, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 30, 2019,

for the iShares Core High Dividend ETF (HDV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.

Effective immediately, the Fund’s Summary Prospectus and Prospectus are amended as follows:

Change in the Fund’s “Summary of Principal Risks”

The “Index-Related Risk” section of the Summary Prospectus is deleted in its entirety and replaced with the following:

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index or may cause the Fund to temporarily invest less than 90% of its assets in the component securities of the Underlying Index, particularly around any time the Underlying Index rebalances. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

iShares®

iShares Trust

Supplement dated March 20, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 30, 2019,

for the iShares Core High Dividend ETF (HDV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.

Effective immediately, the Fund’s Summary Prospectus and Prospectus are amended as follows:

Change in the Fund’s “Summary of Principal Risks”

The “Index-Related Risk” section of the Summary Prospectus is deleted in its entirety and replaced with the following:

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index or may cause the Fund to temporarily invest less than 90% of its assets in the component securities of the Underlying Index, particularly around any time the Underlying Index rebalances. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.